Vista Outdoor Inc. - 10-K Income Taxes (Tables) - Vista Outdoor Inc.	12 Months Ended
Mar. 31, 2024
Income Tax Examination [Line Items]
Schedule of Income before Income Tax, Domestic and Foreign
Income (loss) before income taxes is as follows:

	Years ended March 31,
	2024	2023	2022
Current:
U.S.	$(16,081)	$44,494	$619,464
Non-U.S.	1,597	6,168	1,494
Income (loss) before income taxes	$(14,484)	$50,662	$620,958

Schedule of Components of Income Tax Expense (Benefit)
Our income tax (provision) benefit consists of:

	Years ended March 31,
	2024	2023	2022
Current:
Federal	$(39,516)	$(94,041)	$(107,429)
State	(6,467)	(9,263)	(28,119)
Non-US	(836)	(324)	(739)
Deferred:
Federal	49,592	42,445	(10,327)
State	5,991	(253)	(1,483)
Non-US	215	1,056	365
Income tax benefit (provision)	$8,979	$(60,380)	$(147,732)

Schedule of Effective Income Tax Rate Reconciliation
The items responsible for the differences between the federal statutory rate and our effective rate are as follows:

	Years ended March 31,
	2024	2023	2022
Statutory federal income tax rate	21.0%	21.0%	21.0%
State income taxes, net of federal impact	(2.5)%	14.2%	3.9%
Foreign derived intangible income	37.7%	(13.1)%	(1.0)%
Nondeductible goodwill impairment	(30.2)%	110.1%	—%
Nondeductible earnouts	(15.3)%	(7.5)%	0.2%
Change in tax contingency	47.0%	(1.4)%	(0.7)%
Other	4.3%	(4.1)%	0.4%
Effective income tax rate	62.0%	119.2%	23.8%

Schedule of Deferred Tax Assets and Liabilities	The net effect of these temporary differences between the carrying amounts of assets and liabilities are classified in the consolidated financial statements of financial position as non-current assets or liabilities. As of March 31, 2024 and 2023, the components of deferred tax assets and liabilities were as follows:

	March 31,
	2024	2023
Deferred tax assets:
Inventories	$19,123	$18,628
Retirement benefits	4,628	6,228
Accounts receivable	6,503	8,245
Accruals for employee benefits	6,497	9,063
Other reserves	4,146	3,597
Loss and credit carryforwards	6,679	5,368
Capital loss carryforward	19,472	19,390
Operating lease liabilities	22,230	25,922
Other	13,386	9,511
Total deferred tax assets	102,664	105,952
Valuation allowance	(21,605)	(21,382)
Total net deferred assets	81,059	84,570
Deferred tax liabilities:
Intangible assets	(47,428)	(86,956)
Property, plant, and equipment	(273)	(13,970)
Operating lease assets	(20,463)	(24,393)
Total deferred tax liabilities	(68,164)	(125,319)
Net deferred income tax asset (liability)	$12,895	$(40,749)

Schedule of Unrecognized Tax Benefits Roll Forward	A reconciliation of the beginning and ending amount of unrecognized tax benefits, excluding interest and penalties, is as follows:

	Years ended March 31,
	2024	2023	2022
Unrecognized tax benefits—beginning of period	$22,719	$19,455	$18,071
Gross increases—tax positions in prior periods	—	—	304
Gross decreases—tax positions in prior periods	—	—	—
Gross increases—current-period tax positions	2,636	5,258	6,581
Gross decreases—current-period tax positions	—	—	—
Settlements	—	—	—
Lapse of statute of limitations	(6,903)	(1,994)	(5,501)
Unrecognized tax benefits—end of period	$18,452	$22,719	$19,455